Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2014	Dec. 31, 2015
Related Party Transaction [Line Items]
Receivables from employees		$ 246	$ 0
Joule Energy LA, LLC [Member]
Related Party Transaction [Line Items]
Interest owned in service contract	26.66%
Aggregate amount payable under the service contract		1,914
LAMAR MEDIA CORP [Member]
Related Party Transaction [Line Items]
Amount payable to parent company		6,955	6,259
Amount contributed to affiliate		$ 38,201	$ 52,263